Revenue Attributed To Products and Services (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 374,073		$ 407,113		$ 355,966
License Revenue
Revenue from External Customer [Line Items]
Revenues	260,228	[1]	245,965	[1]	196,858	[1]
Software As A Service
Revenue from External Customer [Line Items]
Revenues	21,353		4,874
Search
Revenue from External Customer [Line Items]
Revenues	88,964		154,814		158,803
Other products and services
Revenue from External Customer [Line Items]
Revenues	$ 3,528		$ 1,460		$ 305

[1]	Licenses include product license charges and ongoing subscription and support.